Fair Value of Pension Plan Assets by Asset Category (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	$ 10,000		$ 9,513		$ 9,047	$ 11,306
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	21		18
Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	7,573		7,106	[1]
Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	2,406		2,389	[2]
Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	10,000		9,513
Fair Value Inputs Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	21		18
Fair Value Inputs Level 1 [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	7,573	[1]	7,106	[1]
Fair Value Inputs Level 1 [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	2,406	[2]	2,389	[2]
Fair Value Inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0		0
Fair Value Inputs Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0		0
Fair Value Inputs Level 2 [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0	[1]	0	[1]
Fair Value Inputs Level 2 [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0	[2]	0	[2]
Fair Value Inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0		0
Fair Value Inputs Level 3 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0		0
Fair Value Inputs Level 3 [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0	[1]	0	[1]
Fair Value Inputs Level 3 [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	$ 0	[2]	$ 0	[2]

[1]	This category includes investments in mutual funds focused on equity securities with a diversified portfolio and includes investments in large cap and small cap funds, growth funds, international focused funds and value funds. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the funds.
[2]	This category includes investments in mutual funds focused on fixed income securities with both short-term and long-term investments. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the funds.